Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies
Schedule of disaggregated revenue

	Year Ended December 31,
	2017	2018	2019
	(In thousands)
Advertising and marketing revenues	$996,745	$1,499,180	$1,530,211
Value-added services revenues	153,309	219,338	236,703
Total revenues	$1,150,054	$1,718,518	$1,766,914